JPMorgan International Focus Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI EX USA INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	19.34%	4.28%	6.96%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	24.39%	4.89%	7.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	26.29%	5.68%	7.83%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.93%	5.03%	7.37%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	4.42%	6.35%